Other Intangible assets (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions other than through business combinations, intangible assets other than goodwill	$ 1.1
Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation, intangible assets other than goodwill	$ 0.2	$ 0.4